Leases - Supplemental balance sheet information - Operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Land use rights, net	¥ 289,810		¥ 181,505
Operating lease right-of-use assets, net (excluding land use rights)	1,771,682		1,095,501
Total operating lease assets	2,061,492	$ 323,493	1,277,006
Operating lease liabilities, current	473,245	74,262	210,531
Operating lease liabilities, noncurrent	1,369,825	$ 214,955	1,025,253
Total lease liabilities	¥ 1,843,070		¥ 1,235,784